Schedule of Property Plant and Vehicle Deprication Over Years (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Vehicle	$ 5,553,053	$ 5,723,839
Less: accumulated depreciation	2,242,866	1,134,680
Total property and equipment - net	3,310,187	4,589,159
Vehicles [Member]
Restructuring Cost and Reserve [Line Items]
Vehicle	5,119,048	5,142,828
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Less: accumulated depreciation	9,992
Total property and equipment - net	78,742
Next Charging LLC [Member] | Vehicles [Member]
Restructuring Cost and Reserve [Line Items]
Vehicle	$ 88,734